Document and Entity Information	Aug. 08, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	Anadarko Petroleum Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08968
Entity Tax Identification Number	76-0146568
Entity Address, Address Line One	1201 Lake Robbins Dr.
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	636-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000773910